Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Non-current operating lease liabilities	$ 188	$ 141
Contingent consideration on business combinations	20	31
Other employee benefits	92	81
Liabilities related to public funding	196	51
Advances received on capital grants	152	0
Advances from customers	25	73
Derivative instruments	0	4
Others	62	73
Total	$ 735	$ 454
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total	Total